CONTINGENT SHARES PAYABLE AND EARNOUT LIABILITIES - Schedule of Contingent Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Contingent Consideration, Liability [Roll Forward]
Balance at Beginning	$ 34,589	$ 14,657
Contingent Shares Issued for Plus Products Acquisition		(4,446)
Change in Fair Value of Contingent Liabilities	(14,324)	24,378
Balance at Ending	$ 20,265	$ 34,589